Share-based compensation - Summary of the restricted share units (RSU) activity under the 2021 Plan (Details) - Restricted share units (RSU) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractually Granted - Beginning balance	40,496,027	30,981,708
Granted	1,352,854	9,514,319
Vested	(837,414)
Contractually Granted - Ending balance	41,011,467	40,496,027
Granted (For Purposes of Measuring Share-based Compensation Expense) - Beginning balance	2,953,061	4,354,338
Granted	3,111,945
Forfeited	(432,724)	2,471,222
Vested	(1,407,775)	(458,719)
Granted (For Purposes of Measuring Share-based Compensation Expense) - Ending balance	4,224,507	2,953,061